Share-Based Payments - Summary of Company's Share Options (Detail) - Two Thousand and Sixteen Plan [Member]	6 Months Ended
	Jun. 30, 2025 shares $ / shares	Jun. 30, 2024 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning	194,594	119,071
Number of Options, Granted	64,768	133,999
Number of Options, Exercised	0	0
Number of Options, Forfeited	(1,666)	(5,496)
Number of Options, Expired	(1,208)	(5,812)
Number of Options, Ending	256,488	241,762
Number of Options, Excercisable	148,009	113,203
Weighted average exercise price, Beginning | $ / shares	$ 288.16	$ 462.205
Weighted average exercise price, Granted | $ / shares	6.114	77.059
Weighted average exercise price, Exercised | $ / shares	0	0
Weighted average exercise price, Forfeited | $ / shares	301.822	220.629
Weighted average exercise price, Expired | $ / shares	355.108	323.489
Weighted average exercise price, Ending | $ / shares	$ 216.534	$ 257.556